Fair Value	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Fair Value
Fair Value

(8) Fair Value

The Company established a fair value hierarchy which prioritizes the inputs to the valuation techniques used to measure fair value into three levels. These levels are determined based on the lowest level input that is significant to the fair value measurement. Levels within the hierarchy are defined as follows:

  Level 1—Unadjusted quoted prices in active markets for identical assets and liabilities;

  Level 2—Quoted prices for similar assets and liabilities in active markets (other than those included in Level 1) which are observable, either directly or indirectly; and

  Level 3—Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The carrying values of cash and cash equivalents, accounts receivable, accounts payable trade and related party and line of credit payable are considered to be representative of their respective fair values. Our available for sale securities (Level 1) was $1,047,807 and (Level 2) $4,371,488 at September 30, 2014. Our available for sale securities (Level 1) were $1,390,355 and (Level 2) $10,439,897 at December 31, 2013. The Company does not have other assets or intangible assets measured at fair value on a non-recurring basis at September 30, 2014 and December 31, 2013.

(9) Fair Value

We established a fair value hierarchy which prioritizes the inputs to the valuation techniques used to measure fair value into three levels. These levels are determined based on the lowest level input that is significant to the fair value measurement. Levels within the hierarchy are defined as follows:

  Level 1—Unadjusted quoted prices in active markets for identical assets and liabilities;

  Level 2—Quoted prices for similar assets and liabilities in active markets (other than those included in Level 1) which are observable, either directly or indirectly; and

  Level 3—Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

The carrying values of cash and cash equivalents, accounts receivable, accounts payable trade and related party and line of credit payable are considered to be representative of their respective fair values. Our available for sale securities (Level 1) was $1,390,355 and (Level 2) $10,439,897. We do not have other assets or intangible assets measured at fair value on a non-recurring basis at December 31, 2013. We did not record any impairment charges for property, plant and equipment for the years ended December 31, 2013 and 2012.